Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Schedule V - Valuation and qualifying accounts

Amounts in EUR millions	2025	2024	2023

Loss allowance on January 1	(459)	(263)	(287)

Impact on year end ECL of exposures transferred between stages during the year	(53)	(71)	(5)

Financial assets derecognized during the period	89	58	74

New financial assets originated or purchased	(47)	(42)	(26)

Change in models	37	(115)	(28)

Net exchange differences	53	(25)	9

Loss allowance on December 31	(380)	(459)	(263)

Loss allowance by asset type

Mortgage loans	(33)	(118)	(26)

Debt securities	(347)	(341)	(237)

Loss allowance on December 31	(380)	(459)	(263)

Net impairment on financial and non-financial assets

Mortgage loans measured at amortized cost	57	(88)	(15)

Debt securities measured at FVOCI	(120)	(140)	(44)

Other	(6)	(9)	(60)

Net impairment charge in P&L	(69)	(237)	(119)